Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2019 [2]	Jan. 31, 2019 [2]	Apr. 30, 2018	Apr. 30, 2019 [2]	Apr. 30, 2018
Interest income
Loans	[1]	$ 7,164	$ 7,091	$ 5,979	$ 14,255	$ 11,782
Securities	[1]	567	516	438	1,083	837
Securities purchased under resale agreements and securities borrowed	[1]	140	130	101	270	199
Deposits with financial institutions	[1]	230	254	217	484	398
Interest income	[1]	8,101	7,991	6,735	16,092	13,216
Interest expense
Deposits		3,485	3,335	2,490	6,820	4,746
Subordinated debentures		73	61	52	134	104
Other		350	321	243	671	480
Interest expenses		3,908	3,717	2,785	7,625	5,330
Net interest income		4,193	4,274	3,950	8,467	7,886
Non-interest income
Card revenues		248	244	261	492	534
Banking services fees		461	433	405	894	828
Credit fees		322	324	286	646	571
Mutual funds		454	447	412	901	850
Brokerage fees		217	216	216	433	446
Investment management and trust		271	257	169	528	332
Underwriting and other advisory		149	92	118	241	266
Non-trading foreign exchange		175	160	158	335	306
Trading revenues		386	329	358	715	745
Net gain on sale of investment securities		86	22	66	108	101
Net income from investments in associated corporations		170	129	154	299	264
Insurance underwriting income, net of claims		169	184	190	353	359
Other fees and commissions		245	252	203	497	407
Other		257	241	112	498	251
Total non-interest income		3,610	3,330	3,108	6,940	6,260
Total revenue		7,803	7,604	7,058	15,407	14,146
Provision for credit losses		873	688	534	1,561	1,078
Profit from operating activity		6,930	6,916	6,524	13,846	13,068
Non-interest expenses
Salaries and employee benefits		2,026	2,164	1,902	4,190	3,604
Premises and technology		702	696	636	1,398	1,245
Depreciation and amortization		258	248	204	506	403
Communications		119	109	113	228	218
Advertising and business development		150	139	140	289	269
Professional		203	218	210	421	396
Business and capital taxes		122	137	111	259	234
Other		466	460	410	926	855
Total non-interest expenses		4,046	4,171	3,726	8,217	7,224
Income before taxes		2,884	2,745	2,798	5,629	5,844
Income tax expense		625	498	621	1,123	1,330
Net income		2,259	2,247	2,177	4,506	4,514
Net income attributable to non-controlling interests in subsidiaries		70	111	70	181	128
Net income attributable to equity holders of the Bank		2,189	2,136	2,107	4,325	4,386
Preferred shareholders and other equity instrument holders		64	29	65	93	95
Common shareholders		$ 2,125	$ 2,107	$ 2,042	$ 4,232	$ 4,291
Earnings per common share (in dollars)
Basic		$ 1.74	$ 1.72	$ 1.70	$ 3.46	$ 3.58
Diluted		1.73	1.71	1.70	3.44	3.56
Dividends paid per common share (in dollars)		$ 0.87	$ 0.85	$ 0.82	$ 1.72	$ 1.61

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $8,020 for the three months ended April 30, 2019 (January 31, 2019 - $7,923; April 30, 2018 - $6,683) and for the six months ended April 30, 2019 - $15,943 (April 30, 2018 - $13,120).
[2]	The amounts for the period ended April 30, 2019 and January 31, 2019 have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).